Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Abstract]
Schedule of amortization periods of the right-of-use assets
%

Laboratory equipment	15
Office furniture and equipment	6 - 33
Computers	33
Leasehold improvements	(*)

(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

Schedule of amortization periods of the right-of-use assets
Years
Building	10
Motor vehicles	3